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                                      MetLife Investors USA Insurance Company
                                      5 Park Plaza, Suite 1900
                                      Irvine, California 92614

May 3, 2006

VIA EDGAR
_________

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: MetLife Investors USA Insurance Company and
    MetLife Investors USA Separate Account A
    File No. 333-54464 (Series VA)
    Rule 497(j) Certification

Commissioners:

     On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information ("SAI"), each dated May 1, 2006 and Supplement dated June 9, 2006 to the May 1, 2006 Prospectus being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus, SAI and Supplement to the Prospectus contained in Post-Effective Amendment No. 19 for the Account filed electronically with the Commission on April 24, 2006.

     If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
John M. Richards
Senior Counsel
Metropolitan Life Insurance Company